WARRANTS (Schedule of warrants outstanding by date of expiry) (Details) - USD ($) $ / shares in Units, shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding	960
Exercise price	$ 24.84
Grant date fair value	$ 10,359,000
Remaining life in years	4 years 1 month 17 days
November 18, 2026 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	November 18, 2026	November 18, 2026
Warrants outstanding	221	4,425
Exercise price	$ 75	$ 3.75
Grant date fair value	$ 6,700,000	$ 6,700
Remaining life in years	3 years 4 months 20 days	3 years 10 months 17 days
November 18, 2026 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	November 18, 2026	November 18, 2026
Warrants outstanding	66	1,325
Exercise price	$ 8	$ 0.4
Grant date fair value	$ 422,000	$ 422
Remaining life in years	3 years 4 months 20 days	3 years 10 months 17 days
November 18, 2027 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	November 18, 2027	November 18, 2027
Warrants outstanding	23	460
Exercise price	$ 66	$ 3.3
Grant date fair value	$ 1,055,000	$ 1,055
Remaining life in years	4 years 4 months 20 days	4 years 10 months 17 days
December 8, 2027 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	December 8, 2027	December 8, 2027
Warrants outstanding	625	12,500
Exercise price	$ 8	$ 0.4
Grant date fair value	$ 2,033,000	$ 2,033
Remaining life in years	4 years 5 months 8 days	4 years 11 months 8 days
December 8, 2027 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	December 8, 2027	December 8, 2027
Warrants outstanding	25	500
Exercise price	$ 8.8	$ 0.44
Grant date fair value	$ 149,000	$ 149
Remaining life in years	4 years 5 months 8 days	4 years 11 months 8 days
Warrants Six [Member]
Class of Warrant or Right [Line Items]
Grant date fair value		$ 10,359
Remaining life in years		4 years 7 months 13 days